Loss before income tax	3 Months Ended
Sep. 30, 2019
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Three Months Ended September 30,
(in U.S. dollars, in thousands)	Note	2019	2018
Revenue
Commercialization Revenue		1,872	1,006
Milestone Revenue		15,000	10,500
Interest Revenue		176	131
Total Revenue		17,048	11,637

Clinical trial and research & development		(6,057)	(13,374)
Manufacturing production & development		(1,295)	(3,650)

Employee benefits
Salaries and employee benefits		(4,731)	(4,926)
Defined contribution superannuation expenses		(75)	(90)
Equity settled share-based payment transactions(1)		(804)	(818)
Total Employee benefits		(5,610)	(5,834)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(455)	(160)
Intellectual property amortization		(394)	(394)
Total Depreciation and amortization of non-current assets		(849)	(554)

Other Management & administration expenses
Overheads & administration		(1,774)	(1,995)
Consultancy		(1,145)	(849)
Legal, patent and other professional fees		(3,226)	(1,573)
Intellectual property expenses (excluding the amount amortized above)		(594)	(591)
Total Other Management & administration expenses		(6,739)	(5,008)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(288)	(622)
Total Fair value remeasurement of contingent consideration		(288)	(622)

Other operating income and expenses
Remeasurement of borrowing arrangements		(401)	—
Foreign exchange gains/(losses)		232	(151)
Total Other operating income and expenses		(169)	(151)

Finance (costs)/gains
Remeasurement of borrowing arrangements		120	—
Interest expense		(3,577)	(2,653)
Total Finance costs		(3,457)	(2,653)

Total loss before income tax		(7,416)	(20,209)

(1)	Share-based payment transactions

For the three months ended September 30, 2019 and 2018, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended September 30,
(in U.S. dollars)	2019	2018
Research and development	319,681	527,855
Manufacturing and commercialization	53,579	64,607
Management and administration	430,538	225,096
Equity settled share-based payment transactions	803,798	817,558

Revenue recognition

Grünenthal arrangement

In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.

The Group is entitled to receive a non-refundable upfront payment of $15.0 million on signing of the contract with Grünenthal, and this payment was received on October 1, 2019. The Group is eligible to receive up to $150.0 million in upfront, clinical, manufacturing, regulatory and reimbursement approval related milestone payments prior to product launch. The Group is further entitled to receive milestones payments based on regulatory and cumulative product sales milestones, as well as tiered double-digit royalties on product sales.

The strategic partnership with Grünenthal includes a license of IP and the provision of development services. Under IFRS 15 Revenue from contracts with customers, the Group has identified three distinct performance obligations in the strategic partnership with Grünenthal. The three performance obligations identified are the right of use license of IP, research & development and chemistry, manufacturing and controls (“R&D and CMC”) services and other development services. The license of IP was considered distinct from the development services as it is capable of being granted separately and the development services do not significantly modify or customize the license nor are the license and development services significantly interrelated or interdependent. The Group also evaluated the promises in the development services and determined the R&D and CMC services were distinct from the other development services as they are not significantly interrelated or interdependent.

The standalone selling price for each performance obligation is not directly observable, so the Group has estimated the standalone selling price through the most appropriate method to ensure the estimate represents the price the Group would charge for the goods or services if they were sold separately. The Group considered the application and results of a combination of methods and utilized the cost plus a margin approach as the primary method. For R&D and CMC services, the Group estimated the standalone selling price to be $85.0 million. For the other development services the Group estimated the standalone selling price to be $10.0 million.  Significant judgement was applied in determining the standalone selling price and the variable consideration that was allocated to each performance obligation. Based on this analysis, the $15.0 million upfront payment was allocated to the license of IP performance obligation.

The Group evaluated the constraint over variable consideration and determined only the upfront payment of $15.0 million can be included in the transaction price as at September 30, 2019. All of the milestone payments were considered constrained as at September 30, 2019. As part of this evaluation, the Group considered a variety of factors, including whether the receipt of the milestone payments is outside of the Group’s control or contingent on the outcome of clinical trials and the impact of certain repayment clauses. The Group will continue to evaluate the constraint over variable consideration in future periods. Additionally, the Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore will recognize royalties and sales-based milestone payments as revenue when the subsequent sale or usage occurs.

Upon signing of this strategic partnership on September 9, 2019, the Group recognized $15.0 million in revenue for the right of use license of IP as this performance obligation was considered completely satisfied at this date. In future periods, milestone payments from Grünenthal may result in deferred consideration as revenue recognition of R&D and CMC services and other development services will be dependent upon the assessment of the constraint over variable consideration as well as the percentage of progress towards meeting the development service performance obligations over time.

For the comparative period, being the three months ended September 30, 2018, no milestone revenue was recognized in relation to this strategic partnership with Grünenthal.

Tasly arrangement

In July 2018, the Group entered into a strategic alliance with Tasly Pharmaceutical Group (“Tasly”) for the development, manufacture and commercialization in China of the Group’s allogeneic mesenchymal precursor cell (“MPC”) products, MPC-150-IM and MPC-25-IC. Tasly received all exclusive rights for MPC-150-IM and MPC-25-IC in China and Tasly will fund all development, manufacturing and commercialization activities in China.

The Group received a $20.0 million up-front technology access fee from Tasly upon closing of this strategic alliance in October 2018. The Group is also entitled to receive $25.0 million on product regulatory approvals in China, double-digit escalating royalties on net product sales and up to six escalating milestone payments when the product candidates reach certain sales thresholds in China.

Under IFRS 15, upon completion of this strategic alliance on September 14, 2018, the Group recognized $10.0 million in milestone revenue from the $20.0 million up-front technology access fee received from Tasly in October 2018 as this is the portion of revenue that control has been transferred to Tasly. The Group recognized the remaining $10.0 million from the $20.0 million up-front payment as deferred consideration on the consolidated balance sheet. The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.

For the three months ended September 30, 2019, no milestone revenue was recognized in relation to this strategic alliance with Tasly.

TiGenix arrangement

In December 2017, the Group entered into a patent license agreement with TiGenix NV (“TiGenix”), now a wholly owned subsidiary of Takeda Pharmaceutical Company Limited (“Takeda”), which granted Takeda exclusive access to certain of our patents to support global commercialization of the adipose-derived mesenchymal stem cell (“MSC") product, Alofisel® a registered trademark of TiGenix, previously known as Cx601, a product candidate of Takeda, for the local treatment of fistulae. The agreement includes the right for Takeda to grant sub-licenses to affiliates and third parties.

As part of the license agreement, the Group received $5.9 million (€5.0 million) as a non-refundable up-front payment and recognized this amount in revenue in December 2017 upon receipt. In December 2018, the Group received a milestone payment of €5.0 million, the Group recognized revenue of €5.0 million ($5.9 million) pertaining to this milestone in December 2017 as all performance obligations had been satisfied at that time. The Group is entitled to further payments up to €10.0 million when Takeda reaches certain product regulatory milestones. Additionally, the Group will receive single digit royalties on net sales of Alofisel®.

No milestone revenue was recognized in relation to the patent license agreement with Takeda in the three months ended September 30, 2019 and 2018.

 JCR arrangement

In October 2013, the Group acquired all of the culture-expanded, MSC-based assets, from Osiris Therapeutics, Inc. (“Osiris”). These assets included assumption of a collaboration agreement (the “JCR Agreement”) with JCR Pharmaceuticals Co., Ltd. (“JCR”), a pharmaceutical company in Japan. Revenue recognized under this agreement is limited to the amount of cash received or for which the Group are entitled, as JCR has the right to terminate the agreement at any time.

Under the JCR Agreement, JCR is responsible for all development and manufacturing costs including sales and marketing expenses. Under the JCR Agreement, JCR has the right to develop our MSCs in two fields for the Japanese market: exclusive in conjunction with the treatment of hematological malignancies by the use of hematopoietic stem cells derived from peripheral blood, cord blood or bone marrow, or the First JCR Field; and non-exclusive for developing assays that use liver cells for non-clinical drug screening and evaluation, or the Second JCR Field. With respect to the First JCR Field, the Group are entitled to payments when JCR reaches certain commercial milestones and to escalating double-digit royalties. These royalties are subject to possible renegotiation downward in the event of competition from non-infringing products in Japan. With respect to the Second JCR Field, the Group are entitled to a double digit profit share. In October 2018, the Group expanded its partnership with JCR in Japan for wound healing in patients with Epidermolysis Bullosa (“EB”). The Group will receive royalties on TEMCELL® Hs. Inj. (“TEMCELL”), a registered trademark of JCR product sales for EB. The Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore recognizes royalty revenue at the later of when the subsequent sale or usage occurs and the associated performance obligation has been satisfied.

In the three months ended September 30, 2019, the Group recognized $1.9 million in commercialization revenue relating to royalty income earned on sales of TEMCELL in Japan by our licensee JCR, compared with $1.0 million for the three months ended September 30, 2018. These amounts were recorded in revenue as there are no further performance obligations required in regards to these items.

In the three months ended September 30, 2019 and 2018, the Group recognized $Nil and $0.5 million respectively, in milestone revenue upon our licensee, JCR, reaching cumulative net sales milestones for sales of TEMCELL in Japan. This amount was recorded in revenue as there are no further performance obligations required in regards to these items.